Business combination (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2021
Goodwill
Goodwill (note 14)	R$ 1,432,894	R$ 619,469
CI&T Brazil | Dextra Group
Goodwill
Consideration transferred	R$ 783,573		R$ 783,573
Fair value of identifiable net assets			(187,852)
Goodwill (note 14)			R$ 595,721